Consolidated statements of comprehensive income - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Profit or loss [abstract]
Income from sales, rentals and services	$ 4,232,206	$ 3,508,975	$ 2,674,873
Income from expenses and collective promotion fund	1,717,000	1,488,187	1,183,627
Operating costs	(2,139,447)	(1,899,786)	(1,460,204)
Gross profit	3,809,759	3,097,376	2,398,296
Net gain from fair value adjustments of investment properties	16,690,117	3,133,413	17,092,403
General and administrative expenses	(415,242)	(322,176)	(221,580)
Selling expenses	(294,865)	(236,528)	(162,221)
Other operating results, net	(4,906)	(51,219)	(68,552)
Profit from operations	19,784,863	5,620,866	19,038,346
Share of profit of associates and joint ventures	639,525	152,703	204,299
Profit from operations before financing and taxation	20,424,388	5,773,569	19,242,645
Finance income	688,153	242,438	512,555
Finance cost	(7,438,451)	(1,313,336)	(2,938,476)
Other financial results	2,268,439	284,024	1,714,702
Financial results, net	(4,481,859)	(786,874)	(711,219)
Profit before income tax	15,942,529	4,986,695	18,531,426
Income tax expense	(286,506)	(1,609,181)	(6,278,894)
Profit for the year	15,656,023	3,377,514	12,252,532
Total comprehensive income for the year	15,656,023	3,377,514	12,252,532
Attributable to:
Equity holders of the parent	15,099,936	3,260,476	11,821,280
Non-controlling interest	$ 556,087	$ 117,038	$ 431,252
Profit per share attributable to equity holders of the parent for the year (Note 28):
Basic (in pesos per share)	$ 119.83	$ 25.87	$ 93.81
Diluted (in pesos per share)	$ 119.83	$ 25.87	$ 93.81